Derivative Instruments (Current Period Cash Flow Hedges in AOCI (loss) before Taxes) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Cash flow hedges in AOCI
Reclassification Adjustment out of Accumulated Other Comprehensive Income on Derivatives [Line Items]
Balance, beginning	$ 39,896	$ (8,112)	$ 26,126
Amount recorded in AOCI	177,164	76,516	(34,076)
Amount reclassified into current period earnings	(78,433)	(28,508)	(162)
Balance, ending	138,627	39,896	(8,112)
Interest Rate | Accumulated Gain (Loss), Net, Cash Flow Hedge
Reclassification Adjustment out of Accumulated Other Comprehensive Income on Derivatives [Line Items]
Amount recorded in AOCI	(319)	(112)	261
Amount reclassified into current period earnings	7	(49)	23
Currency/Interest Rate | Accumulated Gain (Loss), Net, Cash Flow Hedge
Reclassification Adjustment out of Accumulated Other Comprehensive Income on Derivatives [Line Items]
Amount recorded in AOCI	177,483	76,628	(34,337)
Amount reclassified into current period earnings	$ (78,440)	$ (28,459)	$ (185)